Share capital, dividends, earnings per share and share repurchase program - Share activity (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock shares outstanding
Acquisition of treasury shares (in shares)	(8.4)
Treasury stock shares
Balance (in shares)	499.7	499.7	499.7
Balance (in shares)	499.7	499.7	499.7
Common stock shares outstanding
Common stock shares outstanding
Number of shares outstanding (in shares)	494.6	493.2	491.8
Settlement of equity-based awards (in shares)	1.2	1.4	1.5
Acquisition of treasury shares (in shares)	(8.4)
Number of shares outstanding (in shares)	487.4	494.6	493.2
Treasury stock shares
Treasury stock shares
Treasury stock, balance (in shares)	5.1	6.4	7.9
Settlement of equity-based awards (in shares)	(1.2)	(1.4)	(1.5)
Acquisition of treasury shares (in shares)	8.4
Treasury stock, balance (in shares)	12.3	5.1	6.4